Intangible assets - Narrative (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2022 BRL (R$)
Moip
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			R$ 148,117
Other Acquisitions | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated discount rate based on WACC			0.14
Other Acquisitions | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated discount rate based on WACC			0.16
Other Acquisitions | Forecast
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated GDP growth rate	0.0201	0.0201
Estimated inflation rates	0.0329	0.0329